Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

Income Tax	Years Ended December 31

(Loss)/Income before income taxes	(12,585,250)
Current income tax expense	0
Deferred tax benefits	0
Total income taxes expenses	0

(Loss)/Income before income taxes	(12,585,250)
Income tax computed at different regions statutory tax rate	0
Effect of non-taxable income	0
Effect of non-deductible expenses	0
Effect of preferential tax rate	0
Deferred tax assets losses not recognized	0
Others	0

Income Tax	0